EARNINGS PER ORDINARY SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Numerator used in basic net income per share:
Net loss	$ (1)	$ (5,133)	$ (8,988)
Shares
Weighted average number of ordinary shares outstanding	1,405,000	1,405,000	1,405,000
Weighted average number of ordinary shares outstanding used in computing diluted earnings per ordinary share (in shares)	1,405,000	1,405,000	1,405,000
Loss per ordinary share- basic and diluted (in dollars per share)	$ 0.00	$ (3.65)	$ (6.40)